Exit, Disposal and Restructuring Activities	12 Months Ended
Jun. 29, 2013
Exit, Disposal and Restructuring Activities
Exit, Disposal and Restructuring Activities
The company has incurred exit, disposition and restructuring charges for initiatives designed to improve its operational performance and reduce cost. Details on exited businesses is provided in Note 5 - Discontinued Operations, of these financial statements. In addition, in June 2012, the company completed the spin-off of its international coffee and tea operations into a new public company, which resulted in the company incurring certain costs in conjunction with the spin-off. These costs include restructuring actions such as employee termination costs and costs related to renegotiating contractual agreements; third-party professional fees for consulting and other services that are directly related to the spin-off; and the costs of employees solely dedicated to activities directly related to the spin-off.

The nature of the costs incurred includes the following:
Exit Activities, Asset and Business Disposition Actions
These amounts primarily relate to:
•  Employee termination costs
•  Lease and contractual obligation exit costs
•  Gains or losses on the disposition of assets or asset groupings that do not qualify as discontinued operations

Restructuring/Spin-off Costs Recognized in Cost of Sales and Selling, General and Administrative Expenses
These amounts primarily relate to:
•  Expenses associated with the installation of information systems
•  Consulting costs
•  Costs associated with the renegotiation of contracts for services with outside third-party vendors as part of the spin-off of the international coffee and tea operations
Certain of these costs are recognized in Cost of Sales or Selling, General and Administrative Expenses in the Consolidated Statements of Income as they do not qualify for treatment as an exit activity or asset and business disposition pursuant to the accounting rules for exit and disposal activities. However, management believes that the disclosure of these charges provides the reader with greater transparency to the total cost of the initiatives.
The following is a summary of the (income) expense associated with these actions, and also highlights where the costs are reflected in the Consolidated Statements of Income:

In millions	2013	2012	2011
Exit and business dispositions	$9	$81	$38
Selling, general and administrative expenses	39	115	36
Total	$48	$196	$74

The impact of these actions on the company's business segments and unallocated corporate expenses is summarized as follows:

In millions	2013	2012	2011
Retail	$(1)	$14	$11
Foodservice/Other	(2)	4	3
(Increase) Decrease in business segment income	(3)	18	14
Increase in general corporate expenses	51	178	60
Total	$48	$196	$74

The following table summarizes the activity during 2013 related to exit, disposal and restructuring related actions and the status of the related accruals as of June 29, 2013. The accrued amounts remaining represent the estimated cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months.

In Millions	Employee termination and other benefits	IT and other costs	Non-cancellable leases/ contractual obligations	Asset and business disposition actions	Total
Accrued costs as of June 30, 2012	$42	$16	$21	$—	$79
Exit, disposal, and other costs (income) recognized during 2013	6	40	12	(6)	52
Cash Payments	(28)	(44)	(27)	—	(99)
Noncash Charges	(5)	(8)	17	—	4
Charges (income) in discontinued operations	(2)	2	—	—	—
Change in estimate	(3)	(1)	—	—	(4)
Asset and business disposition action	—	—	—	6	6
Accrued costs as of June 29, 2013	$10	$5	$23	$—	$38

The 2013 exit, disposal and restructuring related actions are summarized below:
•  Recognized third-party consulting costs related to cost saving and efficiency studies
• Recognized severance charges associated with planned employee terminations
•  Recognized third-party costs associated with the spin-off of international coffee and tea operations
•  Recognized lease exit costs
• Disposed of certain manufacturing facilities related to the Retail and Foodservice/Other segments and recognized a pretax gain of $6 million.

During 2013, the company began implementation of various cost saving and efficiency initiatives and recognized $17 million of charges primarily related to consulting costs.

In 2012, the company recognized a charge to implement a plan to terminate approximately 520 employees, related to the retail, foodservice and corporate office operations and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. As of June 29, 2013 all of the employees affected under this plan have been terminated.